DUE TO RELATED PARTIES (Details) - CAD ($)	Jun. 30, 2018	Jun. 30, 2017
Due To Related Parties Details Abstract
Amounts owing to officers and a director of the company	$ 0	$ 12,796
Amounts owing to entities related by virtue of common officers	0	38,486
Interest accrued on related party notes payable	0	118,888
Due to related parties	$ 0	$ 170,170